Investment Risks	Dec. 26, 2025
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect an underlying fund's yield.
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | InvestingInEtfsMember
Prospectus Line Items
Risk [Text Block]	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | MultipleSubAdviserRiskMember
Prospectus Line Items
Risk [Text Block]	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersFidelityShortDurationFund-PRO | Strategic Advisers Fidelity Short Duration Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
Document Type	485BPOS